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                                                         Chicago, IL 60603-4080

CHAPMAN AND CUTLER LLP                                   T 312.845.3000
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Attorneys at Law - Focused on Finance(R)                 www.chapman.com




                                  March 2, 2012

Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


     Re:           Advisors Disciplined Trust 834 (the "Fund")
                       (File No. 333-178566) (CIK 1533798)
                   -------------------------------------------


Ladies/Gentlemen:

     Transmitted herewith on behalf of Advisors Asset Management, Inc., depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund.

     The Fund consists of one underlying unit investment trust, Strategic High 50/Q-50 Dividend and Growth Portfolio, Series 2012-2Q (the "Trust"), which will invest in a portfolio of common stocks. While we believe that the Fund is able to rely on Rule 487 under the Securities Act of 1933 so that the Registration Statement would become effective without review by the staff of the Commission, the staff has recently requested that registration statements for unit investment trusts presenting hypothetical strategy performance information be submitted for review. Were it not for this request, it is our opinion that the Registration Statement will not contain disclosures which would render it ineligible to become effective pursuant to Rule 487. Accordingly, we request limited review of the Registration Statement to the extent necessary to satisfy the request of the staff of the Commission.

     The disclosure regarding hypothetical strategy performance included in the Registration Statement for the Fund is substantially similar to materials submitted on behalf of Advisors Disciplined Trust, Series 13 declared effective by the Securities and Exchange Commission (the "Commission") on August 5, 2004 (File No. 333-116186), Advisors Disciplined Trust 814 declared effective by the Commission on February 14, 2012 (File No. 333-178233), Advisors Disciplined Trust 820 declared effective by the Commission on February 22, 2012 (File No. 333-178239) and Advisors Disciplined Trust 785 declared effective by the Commission on February 28, 2012 (File No. 333-177063).

     This Registration Statement presents past hypothetical performance information for the non-discretionary Trust strategy under "Understanding Your Investment--Hypothetical Performance Information" and related disclosures under "Investment Summary--Principal Risks" and "Understanding Your Investment-- Investment Risks--Strategy Correlation Risk".





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This presentation of past hypothetical performance information and the related disclosures are substantially similar to the presentation and related disclosures in the prior series of the Trust cited above that was previously reviewed and declared effective by the Commission.

     We have been advised that the Sponsor proposes to deposit securities and to activate the subject Fund on or about April 4, 2012 or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

     Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

     No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-21056) for Advisors Disciplined Trust, Series l, are intended to apply to this series of the Fund.

     If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

                                Very truly yours,

                                CHAPMAN AND CUTLER LLP


                                By     /s/ SCOTT R. ANDERSON
                                  ----------------------------
                                        Scott R. Anderson



















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